Fair Value Measurements - Schedule of Plan's Investment Assets at Fair Value within Fair Value Hierarchy (Details) - USD ($)	Feb. 28, 2025	Feb. 29, 2024
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 8,804,748	$ 8,160,988
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	103,156	305,352
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,907,904	8,466,340
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,804,748	8,160,988
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	103,156	305,352
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Measured at Net Asset Value Per Share | Common/Collective Trusts Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,702,244	1,654,704
Level 1 2 and 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,907,904	8,466,340
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	10,610,148	10,121,044
EBP 001 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,804,748	8,160,988
EBP 001 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	103,156	305,352
EBP 001 | Common/Collective Trusts Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,702,244	$ 1,654,704